13. SEGMENT FINANCIAL INFORMATION: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2020 followed by a reconciliation to consolidated Company data.

Year 2020	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 33.4	$ 28.6	$ 30.3	$ 34.0	$ 21.5	$ 21.5	$ 17.2	$ 26.5	$ 213.0
Insurance Income	4.8	6.7	8.3	4.2	3.8	3.2	3.8	5.3	40.1
Other	.1	.8	1.0	1.1	.6	.5	.4	.7	5.2
	38.3	36.1	39.6	39.3	25.9	25.2	21.4	32.5	258.3

Expenses:
Interest Cost	3.0	3.1	3.2	3.6	2.0	2.2	1.7	2.8	21.6
Provision for Loan Losses	8.5	4.7	6.0	6.6	4.4	5.9	4.5	4.9	45.5
Depreciation	.4	.4	.3	.5	.5	.5	.3	.5	3.4
Other	13.5	12.8	12.9	14.3	10.4	10.2	10.6	13.1	97.8
	25.4	21.0	22.4	25.0	17.3	18.8	17.1	21.3	168.3

Division Profit	$ 12.9	$ 15.1	$ 17.2	$ 14.3	$ 8.6	$ 6.4	$ 4.3	$ 11.2	$ 90.0

Division Assets:
Net Receivables	$ 102.6	$ 106.2	$ 111.3	$ 128.9	$ 71.3	$ 76.5	$ 64.7	$ 97.3	$ 758.8
Cash	.5	.5	.7	.6	.5	.3	.4	.4	3.9
Net Fixed Assets	.7	.8	.9	1.4	1.6	1.2	.9	.9	8.4
Other Assets	3.2	4.6	4.3	5.7	3.7	4.3	3.3	4.5	33.6
Total Division Assets	$ 107.0	$ 112.1	$ 117.2	$ 136.6	$ 77.1	$ 82.3	$ 69.3	$ 103.1	$ 804.7

RECONCILIATION:	2019
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 258.3
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	6.9
Timing difference of insurance income allocation to divisions	.9.7
Other revenues not allocated to divisions	$ 2
Consolidated Revenues (1)	$ 275.2

Net Income:
Total profit or loss for reportable divisions	$ 90.0
Corporate earnings not allocated	16.8
Corporate expenses not allocated	(87.5)
Consolidated Income Before Income Taxes	$ 19.3

Assets:
Total assets for reportable divisions	$ 804.7
Loans held at corporate level	2.2
Unearned insurance at corporate level	(33.8)
Allowance for loan losses at corporate level	(66.3)
Cash and cash equivalents held at corporate level	63.8
Investment securities at corporate level	221.4
Fixed assets at corporate level	5.1
Other assets at corporate level	16.6
Consolidated Assets	$ 1,013.7

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2019 followed by a reconciliation to consolidated Company data.

Year 2019	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 32.3	$ 29.0	$ 26.9	$ 32.4	$ 19.0	$ 18.8	$ 15.9	$ 26.1	$ 200.4
Insurance Income	5.3	6.8	8.1	4.4	3.5	3.2	3.7	6.7	41.7
Other	.1	1.1	1.0	1.1	.7	.5	.5	1.0	6.0
	37.7	36.9	36.0	37.9	23.2	22.5	20.1	33.8	248.1

Expenses:
Interest Cost	2.8	3.0	2.8	3.3	1.8	1.8	1.5	2.7	19.7
Provision for Loan Losses	8.4	6.1	5.9	8.2	5.0	5.9	4.1	6.1	49.7
Depreciation	.5	.4	.3	.5	.4	.4	.4	.5	3.4
Other	13.3	12.8	12.5	14.2	10.3	9.8	10.1	13.1	96.1
	25.0	22.3	21.5	26.2	17.5	17.9	16.1	22.4	168.9

Division Profit	$ 12.7	$ 14.6	$ 14.5	$ 11.7	$ 5.7	$ 4.6	$ 4.0	$ 11.4	$ 79.2

Division Assets:
Net Receivables	$ 100.3	$ 103.1	$ 99.4	$ 116.4	$ 63.2	$ 67.8	$ 54.8	$ 92.4	$ 697.4
Cash	.2	.3	.4	.4	.3	.2	.2	.3	2.3
Net Fixed Assets	1.0	1.0	.7	1.4	1.6	1.4	.9	1.1	9.1
Other Assets	3.5	4.8	3.4	5.4	3.2	3.7	3.2	4.4	31.6
Total Division Assets	$ 105.0	$ 109.2	$ 103.9	$ 123.6	$ 68.3	$ 73.1	$ 59.1	$ 98.2	$ 740.4

RECONCILIATION:	2019
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 248.1
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	7.4
Timing difference of insurance income allocation to divisions	7.7
Other revenues not allocated to divisions	.0
Consolidated Revenues (1)	$ 263.3

Net Income:
Total profit or loss for reportable divisions	$ 79.2
Corporate earnings not allocated	15.2
Corporate expenses not allocated	(77.3)
Consolidated Income Before Income Taxes	$ 17.1

Assets:
Total assets for reportable divisions	$ 740.4
Loans held at corporate level	2.4
Unearned insurance at corporate level	(31.6)
Allowance for loan losses at corporate level	(53.0)
Cash and cash equivalents held at corporate level	56.1
Investment securities at corporate level	204.9
Fixed assets at corporate level	6.3
Other assets at corporate level	13.7
Consolidated Assets	$ 939.2

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2018 followed by a reconciliation to consolidated Company data.

Year 2018	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 26.2	$ 26.3	$ 24.5	$ 29.7	$ 17.0	$ 13.1	$ 13.0	$ 22.9	$ 172.7
Insurance Income	4.4	6.0	7.6	4.2	3.2	2.5	3.0	6.2	37.1
Other	.1	1.0	1.1	1.0	.6	.4	.5	1.0	5.7
	30.7	33.3	33.2	34.9	20.8	16.0	16.5	30.1	215.5

Expenses:
Interest Cost	1.9	2.2	2.1	2.5	1.3	1.1	1.0	1.9	14.0
Provision for Loan Losses	5.4	4.9	5.4	7.1	3.8	3.8	3.1	5.1	38.6
Depreciation	.5	.5	.3	.5	.3	.3	.3	.5	3.2
Other	12.6	12.2	12.0	13.2	9.5	8.2	8.8	12.0	88.5
	20.4	19.8	19.8	23.3	14.9	13.4	13.2	19.5	144.3

Division Profit	$ 10.3	$ 13.5	$ 13.4	$ 11.6	$ 5.9	$ 2.6	$ 3.3	$ 10.6	$ 71.2

Division Assets:
Net Receivables	$ 85.0	$ 95.3	$ 88.2	$ 105.4	$ 55.0	$ 53.8	$ 44.4	$ 82.9	$ 610.0
Cash	.3	.4	.4	.4	.3	.2	.3	.3	2.6
Net Fixed Assets	1.0	1.1	.7	1.4	.9	1.0	.7	1.1	7.9
Other Assets	-	-	.1	.2	.1	-	.1	.1	.6
Total Division Assets	$ 86.3	$ 96.8	$ 89.4	$ 107.4	$ 56.3	$ 55.0	$ 45.5	$ 84.4	$ 621.1

RECONCILIATION:	2018
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 215.5
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	7.2
Timing difference of insurance income allocation to divisions	7.2
Other revenues not allocated to divisions	.1
Consolidated Revenues (1)	$ 230.1

Net Income:
Total profit or loss for reportable divisions	$ 71.2
Corporate earnings not allocated	14.5
Corporate expenses not allocated	(65.2)
Consolidated Income Before Income Taxes	$ 20.5

Assets:
Total assets for reportable divisions	$ 621.1
Loans held at corporate level	2.4
Unearned insurance at corporate level	(27.3)
Allowance for loan losses at corporate level	(43.0)
Cash and cash equivalents held at corporate level	11.4
Investment securities at corporate level	213.0
Fixed assets at corporate level	7.5
Other assets at corporate level	11.3
Consolidated Assets	$ 796.4

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.